UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY


                Investment Company Act file number  (811-05037)
                                                    -----------


                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)


                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)


                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)



                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: MARCH 31, 2005
                         --------------

Date of reporting period:  DECEMBER 31, 2004
                           -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

                               THE OSTERWEIS FUND

  SCHEDULE OF INVESTMENTS at December 31, 2004 (Unaudited)

  SHARES                                                            VALUE
  ------                                                            -----
  COMMON STOCKS: 83.1%

  ADVERTISING: 2.9%
        105,475   Lamar Advertising Co. - Class A*<F1>          $  4,512,221
                                                                ------------
  AIRLINES: 1.3%
        183,950   AirTran Holdings, Inc.*<F1>                      1,968,265
                                                                ------------
  BANKS: 5.7%
         98,650   Bank of America Corp.                            4,635,563
         69,000   Wells Fargo & Co.                                4,288,350
                                                                ------------
                                                                   8,923,913
                                                                ------------
  BEVERAGES: 4.2%
         21,600   Anheuser-Busch Cos., Inc.                        1,095,768
         77,400   Diageo Plc                                       4,479,912
         20,000   PepsiCo, Inc.                                    1,044,000
                                                                ------------
                                                                   6,619,680
                                                                ------------
  BIOTECHNOLOGY: 3.2%
         74,100   Invitrogen Corp.*<F1>                            4,974,333
                                                                ------------
  COMMERCIAL SERVICES: 4.1%
        322,000   ServiceMaster Co.                                4,440,380
        258,675   Service Corp. International*<F1>                 1,927,129
                                                                ------------
                                                                   6,367,509
                                                                ------------
  ELECTRONICS: 2.2%
        248,400   Flextronics International, Ltd.*<F1>             3,432,888
                                                                ------------
  ENTERTAINMENT: 2.8%
        213,425   Regal Entertainment Group - Class A              4,428,569
                                                                ------------
  GAS: 2.2%
        144,150   Southern Union Co.                               3,456,717
                                                                ------------
  HEALTHCARE PRODUCTS: 2.6%
         64,400   Bausch & Lomb Inc.                               4,151,224
                                                                ------------
  HEALTHCARE SERVICES: 5.9%
         87,000   Laboratory Corporation of
                    America Holdings*<F1>                          4,334,340
        138,300   Manor Care, Inc.                                 4,899,969
                                                                ------------
                                                                   9,234,309
                                                                ------------
  INSURANCE: 0.7%
         20,600   Torchmark Corp.                                  1,177,084
                                                                ------------
  INTERNET: 2.6%
        127,900   United Online, Inc.*<F1>                         1,474,687
         52,300   Websense, Inc.*<F1>                              2,652,656
                                                                ------------
                                                                   4,127,343
                                                                ------------
  LODGING: 3.2%
         92,700   Station Casinos, Inc.                            5,068,836
                                                                ------------
  MEDIA: 11.3%
        200,075   Citadel Broadcasting Corp.*<F1>                  3,237,214
        184,800   Dex Media, Inc.*<F1>                             4,612,608
        289,280   Liberty Media Corp. - Class A*<F1>               3,176,294
        555,740   UnitedGlobalCom, Inc. - Class A*<F1>             5,368,448
         46,800   Westwood One, Inc.*<F1>                          1,260,324
                                                                ------------
                                                                  17,654,888
                                                                ------------
  MINING: 2.5%
         87,100   Newmont Mining Corp.                             3,868,111
                                                                ------------
  OIL & GAS: 4.5%
        132,400   Plains Exploration & Production Co.*<F1>         3,442,400
         54,100   Schlumberger Ltd.                                3,621,995
                                                                ------------
                                                                   7,064,395
                                                                ------------
  PACKAGING & CONTAINERS: 2.7%
        303,600   Crown Holdings, Inc.*<F1>                        4,171,464
                                                                ------------
  PHARMACEUTICALS: 3.3%
        147,800   Omnicare, Inc.                                   5,116,836
                                                                ------------
  PIPELINES: 1.9%
        100,000   Western Gas Resources, Inc.                      2,925,000
                                                                ------------
  RETAIL: 5.0%
         46,600   Costco Wholesale Corp.                           2,255,906
        269,600   Toys R Us, Inc.*<F1>                             5,518,712
                                                                ------------
                                                                   7,774,618
                                                                ------------
  TELECOMMUNICATIONS: 4.2%
        243,600   Aspect Communications Corp.*<F1>                 2,713,704
        141,000   Vodafone Group Plc                               3,860,580
                                                                ------------
                                                                   6,574,284
                                                                ------------
  TRANSPORTATION: 4.1%
        297,950   Laidlaw International Inc.*<F1>                  6,376,130
                                                                ------------

  TOTAL COMMON STOCKS
    (cost $92,866,909)                                           129,968,617
                                                                ------------


  PRINCIPAL
  AMOUNT                                                            VALUE
  ---------                                                         -----
  CORPORATE BONDS: 12.4%

  ELECTRIC: 1.4%
   $  2,105,000   CMS Energy Xtras, 7.00%, 1/15/051<F2>
                    (Cost $2,106,292; Acquired 9/9/03
                    and 12/2/04)                                $  2,105,000
                                                                ------------
  FOREST PRODUCTS & PAPER: 1.3%
        600,000   Abitibi-Consolidated Inc.,
                    5.99%, 6/15/112<F3>                              618,000
      1,380,000   Bowater Inc., 5.49%, 3/15/102<F3>                1,407,600
                                                                ------------
                                                                   2,025,600
                                                                ------------
  MACHINERY: 5.8%
      4,000,000   Case Corp., 7.25%, 8/1/05                        4,070,000
      5,000,000   UNOVA Inc., 6.875%, 3/15/05                      5,025,000
                                                                ------------
                                                                   9,095,000
                                                                ------------
  MINING: 3.9%
      6,016,000   USEC Inc., 6.625%, 1/20/06                       6,106,240
                                                                ------------
  TOTAL BONDS
    (cost $19,255,729)                                            19,331,840
                                                                ------------


  SHARES                                                            VALUE
  ------                                                            -----
  SHORT-TERM INVESTMENT: 4.0%
      6,210,127   Goldman Sachs Financial Square
                    Money Market (cost $6,210,157)                 6,210,157
                                                                ------------
  TOTAL INVESTMENTS IN SECURITIES
    (cost $118,332,795):  99.5%                                  155,510,614
  Other Assets less Liabilities:  0.5%                               837,713
                                                                ------------
  NET ASSETS:100.0%                                             $156,348,327
                                                                ------------
                                                                ------------

  *<F1>    Non-income producing security.

  1<F2>    Restricted Security issued under Rule 3a-7.

  2<F3>    Floating rate security; rate shown is the rate currently in effect.


                      THE OSTERWEIS STRATEGIC INCOME FUND

  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004 (UNAUDITED)

  SHARES                                                             VALUE
  ------                                                             -----
  COMMON & PREFERRED STOCKS: 3.5%

  COMMERCIAL SERVICES: 0.6%
         25,000   ServiceMaster Co.                              $   344,750
                                                                 -----------
  GAS: 2.1%
         16,000   Southern Union Co., Pfd.                         1,166,400
                                                                 -----------
  RETAIL: 0.8%
          8,500   Toys R Us, Inc., Pfd.                              450,500
                                                                 -----------
  TOTAL COMMON & PREFERRED STOCKS
    (cost $1,584,994)                                              1,961,650
                                                                 -----------
  PRINCIPAL
  AMOUNT                                                            VALUE
  ---------                                                         -----
  BONDS AND NOTES: 88.9%

  CONVERTIBLE BONDS: 46.2%

  BIOTECHNOLOGY: 2.2%
  $     250,000   Invitrogen Corp., 2.25%, 12/15/06                  248,437
      1,000,000   Nektar Therapeutics, 5.00%, 2/8/07               1,008,750
                                                                 -----------
                                                                   1,257,187
                                                                 -----------
  COMMERCIAL SERVICES: 0.9%
        500,000   NCO Group, Inc., 4.75%, 4/15/06                    510,625
                                                                 -----------
  COMPUTERS: 10.4%
      2,000,000   Bisys Group Inc., 4.00%, 3/15/06                 1,987,500
      1,400,000   Maxtor Corp., 6.80%, 4/30/10                     1,426,250
      2,370,000   Mentor Graphics Corp., 6.875%, 6/15/07           2,491,462
                                                                 -----------
                                                                   5,905,212
                                                                 -----------
  ELECTRICAL COMPONENTS & EQUIPMENT: 1.7%
        500,000   Advanced Energy Industries Inc.,
                    5.00%, 9/1/06                                    486,250
        500,000   Advanced Energy Industries Inc.,
                    5.25%, 11/15/06                                  482,500
                                                                 -----------
                                                                     968,750
                                                                 -----------
  ELECTRONICS: 9.2%
      1,600,000   Electro Scientific Industries Inc.,
                    4.25%, 12/21/06                                1,604,000
      2,350,000   FEI Co., 5.50%, 8/15/08                          2,373,500
        600,000   Flextronics International Ltd.,
                    1.00%, 8/1/10                                    688,500
        500,000   Vishay Intertechnology, Inc.,
                    3.625%, 8/1/23                                   560,625
                                                                 -----------
                                                                   5,226,625
                                                                 -----------
  ENTERTAINMENT: 1.1%
        250,000   Regal Entertainment Group,
                    3.75%, 5/15/081<F4>                              344,687
        250,000   Six Flags, Inc., 4.50%, 5/15/15                    281,250
                                                                 -----------
                                                                     625,937
                                                                 -----------
  ENVIRONMENTAL CONTROL: 3.9%
      2,500,000   Allied Waste Industries, Inc.,
                    4.25%, 4/15/34                                 2,218,750
                                                                 -----------
  HEALTHCARE SERVICES: 2.3%
      1,310,000   Province Healthcare Co.,
                    4.50%, 11/20/05                                1,318,188
                                                                 -----------
  HOUSEHOLD PRODUCTS: 1.2%
        500,000   Church & Dwight Co. Inc.,
                    5.25%, 8/15/331<F4>                              651,875
                                                                 -----------
  SEMICONDUCTORS: 10.4%
        900,000   Agere Systems Inc., 6.50%, 12/15/09                951,750
      1,000,000   ASM International N.V., 4.25%, 12/6/111<F4>      1,053,750
        750,000   Axcelis Technologies, Inc.,
                    4.25%, 1/15/07                                   744,375
      2,200,000   GlobespanVirata, Inc., 5.25%, 5/15/06            2,156,000
      1,000,000   International Rectifier Corp.,
                    4.25%, 7/15/07                                   992,500
                                                                 -----------
                                                                   5,898,375
                                                                 -----------
  SOFTWARE: 0.9%
        500,000   Aspen Technology Inc., 5.25%, 6/15/05              495,000
                                                                 -----------
  TELECOMMUNICATIONS: 2.0%
      1,170,000   NMS Communications Corp., 5.00%, 10/15/05        1,156,838
                                                                 -----------
  CORPORATE BONDS: 42.7%

  AIRLINES: 4.5%
      2,000,000   America West Airlines, Inc.,
                    10.75%, 9/1/05                                 2,000,000
        554,946   America West Airlines, Inc.,
                    8.54%, 1/2/06                                    526,627
                                                                 -----------
                                                                   2,526,627
                                                                 -----------
  BANKS: 3.1%
      1,750,000   Emigrant Capital Trust II,
                    4.25%, 4/14/341<F4>,3<F6>                      1,730,195
                                                                 -----------
  COMMERCIAL SERVICES: 3.6%
      2,008,000   KinderCare Learning Centers, Inc.,
                    9.50%, 2/15/09                                 2,015,530
                                                                 -----------
  ELECTRIC: 2.0%
      1,155,000   CMS Energy Xtras, 7.00%, 1/15/052<F5>
                    (Cost $1,155,596; Acquired 9/9/03
                    through 9/24/04)                               1,155,000
                                                                 -----------
  ELECTRONICS: 1.4%
        750,000   Knowles Electronics Inc.,
                    13.125%, 10/15/09                                781,875
                                                                 -----------
  ENTERTAINMENT: 2.6%
      1,410,000   Six Flags, Inc., 9.50%, 2/1/09                   1,466,400
                                                                 -----------
  FOOD: 4.2%
      2,385,000   Di Giorgio Corp., 10.00%, 6/15/07                2,385,000
                                                                 -----------
  FOREST PRODUCTS & PAPER: 3.6%
        500,000   Abitibi-Consolidated, Inc.,
                    5.99%, 6/15/113<F6>                              515,000
      1,500,000   Bowater Inc., 5.49%, 3/15/103<F6>                1,530,000
                                                                 -----------
                                                                   2,045,000
                                                                 -----------
  HEALTHCARE SERVICES: 1.3%
        750,000   Tenet Healthcare Corp., 8.00%, 1/15/05             750,938
                                                                 -----------
  MACHINERY: 4.0%
      1,000,000   Case Corp., 7.25%, 8/1/05                        1,017,500
      1,250,000   UNOVA, Inc., 6.875%, 3/15/05                     1,256,250
                                                                 -----------
                                                                   2,273,750
                                                                 -----------
  MINING: 4.9%
      2,744,000   USEC Inc., 6.625%, 1/20/06                       2,785,160
                                                                 -----------
  PIPELINES: 0.4%
        250,000   Transcontinental Gas Pipe Line Corp.,
                    6.125%, 1/15/05                                  250,000
                                                                 -----------
  SEMICONDUCTORS: 0.9%
        500,000   Freescale Semiconductor, Inc.
                    4.82%, 7/15/093<F6>                              520,625
                                                                 -----------
  TELECOMMUNICATIONS: 2.7%
        507,000   MCI, Inc., 6.688%, 5/1/09                          524,745
      1,000,000   Nortel Networks Corp., 6.125%, 2/15/06           1,017,500
                                                                 -----------
                                                                   1,542,245
                                                                 -----------

  TRANSPORTATION: 3.5%
         10,000   Sea Containers Ltd., 13.00%, 7/1/06                 10,438
      1,870,000   Sea Containers Ltd., 10.75%, 10/15/06            1,958,825
                                                                 -----------
                                                                   1,969,263
                                                                 -----------
  TOTAL BONDS AND NOTES
    (cost $49,459,744)                                            50,430,970
                                                                 -----------

  SHARES                                                            VALUE
  ------                                                            -----
  SHORT-TERM INVESTMENT: 6.8%
      3,879,126   Goldman Sachs Financial Square
                    Money Market (cost $3,879,126)                 3,879,126
                                                                 -----------
  TOTAL INVESTMENTS IN SECURITIES
    (cost $54,923,864):  99.2%                                    56,271,746
  Other Assets less Liabilities: 0.8%                                448,854
                                                                 -----------
  NET ASSETS:100.0%                                              $56,720,600
                                                                 -----------
     1<F4> Securities exempt from registration under Rule 144A of the Securities Act of 1933.

            These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At December 31, 2004, the value of these securities amounted to $3,780,507 or 6.7% of net assets.

     2<F5>  Restricted Security issued under Rule 3a-7.

     3<F6>  Floating rate security; rate shown is the rate currently in effect.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange
     Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)*<F7>  /s/Robert M. Slotky
                                    ---------------------------
                                    Robert M. Slotky, President

     Date  February 24, 2005
           -----------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F7>  /s/Robert M. Slotky
                                    ---------------------------
                                    Robert M. Slotky, President

     Date  February 24, 2005
           -----------------


     By (Signature and Title)*<F7>  /s/Eric W. Falkeis
                                    --------------------------
                                    Eric W. Falkeis, Treasurer

     Date  February 24, 2005
           -----------------

*<F7> Print the name and title of each signing officer under his or her signature.